Financial liabilities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities At Amortised Cost [Abstract]
Table of Bank Loans

	December 31, 2023	December 31, 2022
Local financial institutions	25,408,573	59,869,301
Foreign financial institutions	2,672,067	1,742,790
BCRA	109,327	274,027

TOTAL	28,189,967	61,886,118

Table of Deposits

	December 31, 2023	December 31, 2022
Savings Accounts	1,720,155,659	1,554,031,357
Time deposits	759,922,833	1,291,627,672
Currents accounts	913,661,955	789,303,857
Investment accounts	182,126,911	392,200,392
Other	26,832,638	32,945,855

TOTAL	3,602,699,996	4,060,109,133

Table of Other Financial Liabilities

	December 31, 2023	December 31, 2022
Obligations for financing of purchases (1)	281,206,479	257,172,322
Funds collected under AFIP´s instructions	73,877,385	14,575,775
Collections and other transactions on behalf of third parties	40,802,915	26,246,841
Lease liabilities (See Notes 2.3.8 and 39)	23,508,830	12,850,898
Creditors for spot transactions pending settlement	1,108,960	20,427,763
Accrued commissions payable	12,852	127,187
Other	27,741,029	37,404,644

TOTAL	448,258,450	368,805,430

(1)	Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.